DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Aug. 26, 2022	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Cash	$ 15,385		$ 1,071
Common stock shares issued	66,694,295		39,621,946
Nogins [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from initial public offering	$ 58,800
Proceeds from Convertible Debt	$ 65,500
Cash		$ 15,000
Deferred Costs, Total		$ 10,900
Common stock shares issued		54,300,000